FAIR VALUE MEASUREMENTS (Q3) (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Promissory Note April 2015 [Member]
Liabilities [Abstract]
Promissory note payable	$ 460,000	$ 0